Subsequent Events (Detail) (USD $)				0 Months Ended
	Mar. 28, 2014	Sep. 27, 2013	Mar. 28, 2014 Lower Passaic River, New Jersey	Apr. 11, 2014 Lower Passaic River, New Jersey Loss Contingency	Apr. 05, 2014 Questcor Pharmaceuticals, Inc. Business Acquisition
Subsequent Event [Line Items]
Date of subsequent event				Apr. 11, 2014	Apr. 05, 2014
Total consideration to be paid					$ 5,600,000,000
Cash to be paid per Questcor share					30.00
Mallinckrodt shares to be issued per Questcor share					0.897
Remedial cost range, minimum	44,900,000	46,400,000	365,000,000	365,000,000
Remedial cost range, maximum	118,600,000	81,500,000	3,200,000,000	3,200,000,000
Remedial cost, estimate			1,700,000,000	1,700,000,000
Environmental liabilities	$ 68,000,000	$ 46,400,000	$ 23,100,000	$ 23,100,000